Debt, Cash and Cash Equivalents - Summary of Market Value of Net Debt (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [Line Items]
Market value	€ 19,140	€ 19,218
Market value
Disclosure of detailed information about borrowings [Line Items]
Market value	10,105	5,227
Value on redemption
Disclosure of detailed information about borrowings [Line Items]
Market value	19,174	19,273
Value on redemption	€ 11,217	€ 6,492